Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets Multifactor ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 1.2%
BB Seguridade Participacoes SA	740,638	$2,750,788
Telefonica Brasil SA	536,779	4,801,732
TIM SA	869,083	2,133,345
		9,685,865
Chile — 0.3%
Cencosud SA	1,496,435	2,387,423

China — 38.8%
360 DigiTech Inc., ADR(a)	90,663	2,110,635
3SBio Inc.(a)(b)	1,360,000	1,163,273
Alibaba Group Holding Ltd.(a)	751,148	11,994,101
Aluminum Corp. of China Ltd., Class H(a)	4,122,000	2,024,527
Anhui Conch Cement Co. Ltd., Class H	1,305,500	5,943,718
Apeloa Pharmaceutical Co. Ltd., Class A	74,000	479,920
Bank of China Ltd., Class H	13,544,000	4,706,879
Bank of Communications Co. Ltd., Class H	9,260,000	5,391,554
Baoshan Iron & Steel Co. Ltd., Class A	1,396,700	1,430,375
Beijing Enterprises Holdings Ltd.	533,500	1,800,009
Bosideng International Holdings Ltd.	3,432,000	2,415,178
CECEP Solar Energy Co. Ltd., Class A, NVS	188,600	296,238
China Cinda Asset Management Co. Ltd., Class H	9,403,000	1,502,454
China CITIC Bank Corp. Ltd., Class H	9,448,000	4,055,117
China Coal Energy Co. Ltd., Class H	2,146,000	1,078,779
China Communications Services Corp. Ltd., Class H	2,548,000	1,212,998
China Conch Venture Holdings Ltd.	1,728,500	8,448,773
China Construction Bank Corp., Class H	35,755,000	23,298,174
China Everbright Bank Co. Ltd., Class H	3,351,000	1,148,906
China Hongqiao Group Ltd.	2,412,500	2,335,346
China Lesso Group Holdings Ltd.	1,155,000	1,677,320
China Longyuan Power Group Corp. Ltd., Class H	3,533,000	7,221,688
China Medical System Holdings Ltd.	1,436,000	2,351,871
China Meidong Auto Holdings Ltd.	592,000	2,862,209
China Merchants Port Holdings Co. Ltd.	1,558,000	2,397,446
China National Building Material Co. Ltd., Class H	4,336,000	4,658,246
China Power International Development Ltd.	4,151,000	2,112,189
China Railway Group Ltd., Class H	4,178,000	1,987,738
China Resources Cement Holdings Ltd.	2,582,000	1,879,422
China Resources Power Holdings Co. Ltd.	2,036,000	5,271,512
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	63,700	244,255
China Shenhua Energy Co. Ltd., Class H	3,543,500	7,341,533
China State Construction International Holdings Ltd.	2,106,000	2,133,547
China Taiping Insurance Holdings Co. Ltd.	1,711,000	2,380,193
China Tower Corp. Ltd., Class H(b)	20,440,000	2,594,973
China Traditional Chinese Medicine Holdings Co. Ltd.	2,950,000	1,422,416
China Zhenhua Group Science & Technology Co. Ltd., Class A	32,300	614,037
Chinasoft International Ltd.	2,726,000	4,572,465
COSCO SHIPPING Holdings Co. Ltd., Class H(a)(c)	3,549,000	6,048,653
COSCO SHIPPING Ports Ltd.	1,940,000	1,524,571
Daan Gene Co Ltd., Class A	88,080	293,854
Dali Foods Group Co. Ltd.(b)	2,168,500	1,140,145
Daqo New Energy Corp., ADR(a)	21,946	1,258,384
Dongfeng Motor Group Co. Ltd., Class H	2,868,000	2,662,450
Dongyue Group Ltd.	1,533,000	2,913,447
Far East Horizon Ltd.	1,774,000	1,540,136
Fosun International Ltd.	2,624,500	2,867,497
GF Securities Co. Ltd., Class H	1,170,200	2,038,761

Security	Shares	Value

China (continued)
Haitian International Holdings Ltd.	675,000	$1,864,522
Haitong Securities Co. Ltd., Class H	2,851,200	2,394,891
Hengan International Group Co. Ltd.	675,500	3,261,423
Hesteel Co. Ltd., Class A	693,700	252,824
Hopson Development Holdings Ltd.	760,750	1,840,794
Huadian Power International Corp. Ltd., Class A	425,700	242,722
Huaxi Securities Co. Ltd., Class A	164,600	239,926
Huaxin Cement Co. Ltd., Class A	88,500	247,180
Hunan Valin Steel Co. Ltd., Class A	385,920	302,582
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	534,600	444,415
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A, NVS(a)	230,400	261,650
Intco Medical Technology Co. Ltd., Class A	33,550	344,063
Jiangsu Expressway Co. Ltd., Class H	1,298,000	1,262,244
Jiangxi Copper Co. Ltd., Class H	1,174,000	1,886,607
Kingboard Holdings Ltd.	703,500	3,531,491
Kingboard Laminates Holdings Ltd.	988,500	1,733,230
Kunlun Energy Co. Ltd.	4,074,000	3,834,722
Lee & Man Paper Manufacturing Ltd.	1,388,000	952,652
Lenovo Group Ltd.	7,644,000	7,827,525
Li Ning Co. Ltd.	1,682,500	19,030,066
Liaoning Cheng Da Co. Ltd., Class A	95,900	278,368
Luxi Chemical Group Co. Ltd., Class A	119,400	289,381
Metallurgical Corp. of China Ltd., Class A	1,119,700	666,561
Nine Dragons Paper Holdings Ltd.	1,737,000	1,937,520
Noah Holdings Ltd., ADR(a)(c)	36,073	1,314,139
North Industries Group Red Arrow Co. Ltd., Class A, NVS(a)	87,300	414,663
Northeast Securities Co. Ltd., Class A	146,000	201,123
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	538,700	319,844
PetroChina Co. Ltd., Class H	22,054,000	9,587,466
PICC Property & Casualty Co. Ltd., Class H	7,299,000	6,240,222
Postal Savings Bank of China Co. Ltd., Class H(b)	8,402,000	5,691,841
Sailun Group Co. Ltd., Class A	199,400	438,300
Sany Heavy Equipment International Holdings Co. Ltd.	1,175,000	1,219,861
Shaanxi Coal Industry Co. Ltd., Class A	608,100	1,134,725
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	71,500	210,350
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	135,375	627,680
Shandong Sun Paper Industry JSC Ltd., Class A	163,800	294,944
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,631,200	3,702,299
Shanghai Baosight Software Co. Ltd., Class B	404,141	1,968,571
Shanghai International Port Group Co. Ltd., Class A	584,000	439,387
Shanghai Medicilon Inc., NVS	3,889	360,068
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	831,200	1,515,544
Shanxi Coking Coal Energy Group Co. Ltd., Class A	256,900	322,008
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	187,600	318,241
Shanxi Taigang Stainless Steel Co. Ltd., Class A	359,400	401,294
Shenergy Co. Ltd., Class A	308,100	298,107
Shenzhen International Holdings Ltd.	1,283,000	1,399,372
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A(a)	66,800	296,600
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	105,760	284,895
Sichuan Hebang Biotechnology Co. Ltd., Class A(a)	553,900	294,068
Sinopharm Group Co. Ltd., Class H	1,419,600	3,085,123
Sinotrans Ltd., Class A	274,700	189,850
Sinotruk Hong Kong Ltd.	727,000	1,075,846
Sun Art Retail Group Ltd.	1,474,500	596,290

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Multifactor ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Tangshan Jidong Cement Co. Ltd., Class A	83,100	$153,654
Tencent Holdings Ltd.	340,700	19,869,303
Tibet Summit Resources Co. Ltd.	57,300	342,999
Tingyi Cayman Islands Holding Corp.	2,082,000	4,022,243
Titan Wind Energy Suzhou Co. Ltd., Class A, NVS	113,100	369,331
Uni-President China Holdings Ltd.	1,378,000	1,351,955
Vinda International Holdings Ltd.(c)	379,000	1,025,507
Vipshop Holdings Ltd., ADR(a)	474,853	4,639,314
Want Want China Holdings Ltd.	5,065,000	4,275,420
Westone Information Industry Inc., Class A	53,100	474,493
Wharf Holdings Ltd. (The)	1,454,000	5,080,982
Wuchan Zhongda Group Co. Ltd., Class A	320,200	304,785
Xiamen Faratronic Co. Ltd., NVS	14,100	578,484
Xinjiang Zhongtai Chemical Co. Ltd., Class A	161,500	247,583
Yadea Group Holdings Ltd.(b)	1,262,000	2,255,452
Yanzhou Coal Mining Co. Ltd., Class H	1,604,000	2,511,385
YongXing Special Materials Technology Co. Ltd., Class A	25,500	579,773
Youngor Group Co. Ltd., Class A	291,900	300,337
Yum China Holdings Inc.	136,087	6,817,959
Zhejiang Expressway Co. Ltd., Class H	1,526,000	1,438,330
Zhejiang Semir Garment Co. Ltd., Class A	141,300	159,983
Zhejiang Weixing New Building Materials Co. Ltd., Class A	100,800	293,346
Zhongsheng Group Holdings Ltd.	608,500	4,984,116
Zhuzhou CRRC Times Electric Co. Ltd.	578,900	3,799,881
Zhuzhou Kibing Group Co. Ltd., Class A	169,700	424,778
Zibo Qixiang Tengda Chemical Co. Ltd., NVS	176,200	275,101
		324,594,486
Egypt — 0.1%
Eastern Co. SAE	1,058,381	751,978

Hong Kong — 0.5%
Huabao International Holdings Ltd.	974,000	2,804,091
Yuexiu Property Co. Ltd.	1,483,400	1,384,665
		4,188,756
Hungary — 0.7%
MOL Hungarian Oil & Gas PLC	293,291	2,205,638
Richter Gedeon Nyrt	147,903	3,936,240
		6,141,878
India — 17.0%
ACC Ltd.	79,481	2,413,370
Adani Enterprises Ltd.	290,949	6,427,524
Adani Total Gas Ltd.	290,924	6,193,204
Ambuja Cements Ltd.	735,334	3,663,635
Apollo Hospitals Enterprise Ltd.	99,237	7,502,075
Aurobindo Pharma Ltd.	309,985	2,721,536
Balkrishna Industries Ltd.	92,047	2,662,844
Cipla Ltd.	512,108	6,615,763
Colgate-Palmolive India Ltd.	128,894	2,458,951
Container Corp. of India Ltd.	257,529	2,123,609
Dr. Reddy's Laboratories Ltd.	123,225	7,681,284
HCL Technologies Ltd.	1,148,527	17,396,003
HDFC Asset Management Co. Ltd.(b)	56,224	1,878,467
Hero MotoCorp Ltd.	126,843	4,137,822
Hindustan Petroleum Corp. Ltd.	667,273	2,620,169
Jubilant Foodworks Ltd.	83,609	4,070,873
Larsen & Toubro Infotech Ltd.(b)	55,604	5,029,211
Marico Ltd.	539,639	3,865,668
Mindtree Ltd.	68,907	3,968,829

Security	Shares	Value

India (continued)
Mphasis Ltd.	88,114	$3,394,474
MRF Ltd.	2,013	1,997,265
NTPC Ltd.	3,366,113	5,699,582
Page Industries Ltd.	5,900	3,015,303
SRF Ltd.	154,825	4,132,341
Tata Steel Ltd.	577,232	8,227,683
Tech Mahindra Ltd.	665,308	13,626,470
Vedanta Ltd.	1,165,692	5,255,909
Wipro Ltd.	435,306	3,668,983
		142,448,847
Indonesia — 0.8%
Adaro Energy Tbk PT	15,045,900	1,785,864
Gudang Garam Tbk PT	506,600	1,111,063
Indofood Sukses Makmur Tbk PT	4,589,200	2,018,639
United Tractors Tbk PT	1,071,000	1,596,499
		6,512,065
Kuwait — 0.5%
Mobile Telecommunications Co. KSCP	2,267,999	4,268,659

Malaysia — 0.2%
Kossan Rubber Industries Bhd	43,200	22,054
Sime Darby Bhd	2,879,100	1,497,145
Supermax Corp. Bhd	65,773	29,361
		1,548,560
Philippines — 0.5%
Globe Telecom Inc.	28,485	1,855,468
PLDT Inc.	81,000	2,700,804
		4,556,272
Poland — 0.7%
Cyfrowy Polsat SA	300,837	2,569,479
Orange Polska SA(a)	549,198	1,141,265
PGE Polska Grupa Energetyczna SA(a)	879,520	1,774,801
		5,485,545
Qatar — 0.9%
Barwa Real Estate Co.	990,265	834,809
Commercial Bank PSQC (The)	2,098,368	3,748,516
Ooredoo QPSC	847,058	1,570,936
Qatar Electricity & Water Co. QSC	281,938	1,268,744
		7,423,005
Russia — 2.5%
Inter RAO UES PJSC	38,664,000	2,231,685
PhosAgro PJSC, GDR(d)	142,137	3,135,542
TCS Group Holding PLC, GDR(d)	126,530	12,349,860
United Co. RUSAL International PJSC(a)	3,176,300	2,966,745
		20,683,832
Saudi Arabia — 5.1%
Abdullah Al Othaim Markets Co.	46,652	1,328,017
Advanced Petrochemical Co.	112,114	2,043,368
Arab National Bank	634,877	3,702,716
Banque Saudi Fransi	323,613	3,467,652
Bupa Arabia for Cooperative Insurance Co.	63,416	2,282,002
Co for Cooperative Insurance (The)	64,744	1,333,544
Dr Sulaiman Al Habib Medical Services Group Co.	55,551	2,428,832
Jarir Marketing Co.	62,214	3,067,222
Mobile Telecommunications Co.(a)	457,217	1,494,157
Mouwasat Medical Services Co.	51,844	2,351,333
National Petrochemical Co.	126,727	1,351,178
SABIC Agri-Nutrients Co.	226,661	10,420,649

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Multifactor ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Saudi Cement Co.	79,325	$1,174,076
Saudi Industrial Investment Group	233,318	1,881,296
Yanbu National Petrochemical Co.	267,831	4,547,616
		42,873,658
South Africa — 2.4%
Aspen Pharmacare Holdings Ltd.	410,529	6,140,764
Exxaro Resources Ltd.	261,235	2,493,435
Kumba Iron Ore Ltd.	68,158	1,929,616
Mr. Price Group Ltd.	271,334	3,394,874
Rand Merchant Investment Holdings Ltd.	810,394	2,132,348
Reinet Investments SCA	145,128	2,403,896
Tiger Brands Ltd.	175,961	1,982,866
		20,477,799
South Korea — 9.8%
BGF retail Co. Ltd.	8,130	999,226
Coway Co. Ltd.	58,110	3,315,532
DB Insurance Co. Ltd.	47,265	2,142,131
E-MART Inc.	20,499	2,460,955
F&F Co. Ltd./New(a)	3,604	2,518,158
GS Holdings Corp.	48,563	1,533,052
Hana Financial Group Inc.	167,825	5,578,043
Hankook Tire & Technology Co. Ltd.	78,071	2,531,298
Kia Corp.	270,600	17,710,587
Kumho Petrochemical Co. Ltd.	19,195	2,490,909
LG Innotek Co. Ltd.	14,900	3,803,071
LG Uplus Corp.	224,666	2,556,782
POSCO	78,146	17,157,368
S-1 Corp.	17,724	1,100,875
Samsung Electronics Co. Ltd.	216,492	12,995,194
SD Biosensor Inc.(a)	37,783	1,857,502
SK Telecom Co. Ltd.	29,145	1,334,521
		82,085,204
Taiwan — 15.1%
Acer Inc.	605,000	601,300
Asustek Computer Inc.	746,000	9,431,624
AU Optronics Corp.	8,551,000	6,181,557
Catcher Technology Co. Ltd.	510,000	2,832,372
Compal Electronics Inc.	4,429,000	3,677,610
eMemory Technology Inc.	68,000	5,258,142
Innolux Corp.	9,990,000	6,233,535
Inventec Corp.	2,743,000	2,533,302
Lite-On Technology Corp.	2,237,718	4,838,008
momo.com Inc.	48,000	3,072,884
Nien Made Enterprise Co. Ltd.	170,000	2,315,835
Pegatron Corp.	2,118,000	5,061,603
Pou Chen Corp.	2,494,000	2,865,716
Powertech Technology Inc.	7,000	24,872
Synnex Technology International Corp.	1,411,000	2,953,073
Taiwan Semiconductor Manufacturing Co. Ltd.	1,826,000	38,836,603

Security	Shares	Value

Taiwan (continued)
United Microelectronics Corp.	8,857,000	$20,276,194
Wan Hai Lines Ltd.	644,100	3,618,429
Wistron Corp.	2,866,063	2,944,646
WPG Holdings Ltd.	1,687,160	3,041,271
		126,598,576
Thailand — 0.4%
Krung Thai Bank PCL, NVDR	3,697,100	1,236,004
Srisawad Corp. PCL, NVDR(c)	404,800	718,861
Thai Union Group PCL, NVDR	2,988,300	1,746,999
		3,701,864
United Arab Emirates — 0.9%
Abu Dhabi Islamic Bank PJSC	1,537,169	2,711,839
Aldar Properties PJSC	4,076,585	4,455,933
		7,167,772
Total Common Stocks — 98.4%
(Cost: $731,562,928)		823,582,044

Preferred Stocks

Brazil — 0.5%
Itausa SA, Preference Shares, NVS	2,668,620	4,590,225

Total Preferred Stocks — 0.5%
(Cost: $5,358,680)		4,590,225

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g)	7,163,017	7,165,882

Total Short-Term Investments — 0.9%
(Cost: $7,165,000)		7,165,882

Total Investments in Securities — 99.8%
(Cost: $744,086,608)		835,338,151

Other Assets, Less Liabilities — 0.2%		1,672,092

Net Assets — 100.0%		$837,010,243

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Multifactor ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,548,912	$—	$(1,382,356	)(a)	$(92)	$(582)	$7,165,882	7,163,017	$23,846	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	2,300,000	—	(2,300,000	)(a)	—	—	—	—	36		—
					$(92)	$(582)	$7,165,882		$23,882		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	51	12/17/21	$3,091	$(1,490)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Multifactor ETF
November 30, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$122,533,681	$701,048,363	$—	$823,582,044
Preferred Stocks	4,590,225	—	—	4,590,225
Money Market Funds	7,165,882	—	—	7,165,882
	$134,289,788	$701,048,363	$—	$835,338,151
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,490)	$—	$—	$(1,490)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company